Document and Entity Information	11 Months Ended
Jun. 06, 2011
Entity Registrant Name	CREATOR CAPITAL LTD
Entity Central Index Key	0000882537
Document Type	6-K
Document Period End Date	Jun 6, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2011

Balance Sheets (Unaudited) (USD $)	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2010
Current Assets
Cash and cash equivalents	$ 3,275	$ 9,786	$ 37,848
Accounts receivable	3,500	1,750	5,350
Prepaid expenses	8,314	1,343	6,845
Total current assets	15,089	12,879	50,043
Total Assets	15,089	12,879	50,043
Current liabilities
Accounts payable and accrued expenses	445,945	405,048	371,727
Notes Payable	179,952	154,592	150,122
Notes Payable ��� Related Parties	35,935	35,935	35,935
Accrued dividends	4,342,041	4,055,731	3,807,562
Preferred shares ��� Note 5	2,237,443	2,237,443	2,237,443
Total current liabilities	7,241,316	6,888,749	6,602,789
Total Liabilities	7,241,316	6,888,749	6,602,789
Authorized: 100,000,000 shares Issued: 87,467,288 (Mar.2008:87,467,288)	874,673	874,673	874,673
Additional paid-in-capital	63,683,159	63,683,159	63,683,159
Accumulated deficit	(71,784,059)	(71,433,702)	(71,110,600)
Total Shareholder Equity	(7,226,227)	(6,875,870)	(6,552,746)
Total Liabilities and Shareholders' Equity	$ 15,089	$ 12,879	$ 50,043

Balance Sheets (Parenthetical)	Jun. 30, 2011	Jun. 30, 2010
Authorized: shares Issued:	100,000,000	100,000,000
Authorized:	87,467,288	87,467,288

Statements of Operations (Unaudited) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2010
Revenue	$ 5,250	$ 21,900	$ 32,550
Operating Expenses
Consulting and contract services	21,000	21,000	42,000
General and administrative	47,423	41,077	80,394
Professional Fees	522	3,336	23,966
Marketing	352	332	668
[OperatingLeasesRentExpenseNet]	69,297	65,745	147,028
Loss from operations	64,047	43,845	114,478
Other:
Expense recoveries	0	4,300	0
Interest income	0	0	0
[NetExpenses]	0	4,300	0
Net Income (loss)	64,047	39,545	114,478
BASIC AND DILUTED LOSS PER SHARE
Net Income (loss)	(64,047)	(39,545)	(114,478)
Preferred stock dividends	(286,310)	(256,929)	(505,098)
Gain (loss) to common shareholders	$ (350,357)	$ 296,474	$ (619,576)
Weighted average shares outstanding	87,467,288	87,467,288	87,467,288
Net loss per share	0.004	0.0034	0.007

Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010
Activity for the period:	$ 350,357	$ 296,474	$ (619,576)
Changes in non-cash working capital balances:
Accounts receivable	(1,750)	6,250	9,850
Prepaid expenses	(6,971)	(6,845)	(2,433)
Accounts payable and accrued expenses	40,897	13,610	49,793
Accrued dividends payable	286,310	256,929	538,729
Net cash provided by (used in) operating activities	(31,871)	(26,530)	(52,271)
INVESTING ACTIVITIES
Dividends paid	0	0	0
Purchases of Furniture, Fixtures &Equipment	0	0	0
Dividends Paid	0	0	0
Net cash provided by (used in) investing activities	0	0	0
FINANCING ACTIVITIES
Common Stock issuance	0	0	0
Paid in Capital	0	0	0
Notes Payable	25,360	56,420	54,098
Net cash provided by (used in) financing activities	25,360	56,420	54,098
Net increase (decrease) in cash	(6,511)	29,890	(1,827)
Cash, beginning of period	9,786	7,958	9,785
Cash, end of period	$ 3,275	$ 37,848	$ 7,958

Accumulated Deficit (Unaudited) (USD $)	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2010
Balance, Beginning of Period	$ 71,433,702	$ 70,814,126	$ 70,814,126
Current Period���s Activities
Net Income (Loss)	(350,357)	(619,576)	(296,474)
Balance, End of Period	$ 71,784,059	$ 71,433,702	$ 71,110,600

Nature and Continuance of Operations	11 Months Ended
Jun. 06, 2011
Nature and Continuance of Operations

Note 1	Nature and Continuance of Operations

Creator Capital Limited (the “Company”), a Bermuda exempted company, changed its name from Sky Games International Ltd. to Interactive Entertainment Limited in June 1997. On September 27, 2000 the name changed to Creator Capital Limited. At the 2010 Annual General Meeting the Shareholders approved to change the name of the Company to Fireflies Environmental Limited. Upon FINRA approving the Company’s filing, the name change will be effected.

The Company is publicly quoted on the NASD Over the Counter Bulletin Board in the United States of America.

The Company is engaged in providing in-flight gaming and entertainment software and services by developing, implementing and operating or licensing computerized video gaming and other entertainment software on, but not limited to the aircraft of international commercial air carriers. Gaming software is marketed using the name Sky Games® and the entertainment software is marketed using the name Sky Play®.

These financial statements have been prepared in accordance with generally accepted accounting principles applicable to a going concern, which assumes that the Company will be able to meet its obligations and continue its operations for its next fiscal year. Realization values may be substantially different from carrying values as shown and these financial statements do not give effect to adjustments that would be necessary to the carrying values and classification of assets and liabilities should the Company be unable to continue as a going concern. At March 31, 2011, the Company had not yet achieved profitable operations, having accumulated losses of $71,606,936 since its inception. It has a working capital deficiency of $7,049,104 and expects to incur further losses in the development of its business, all of which casts substantial doubt about the Company’s ability to continue as a going concern. The Company’s ability to continue as a going concern is dependent upon its ability to generate future profitable operations and/or to obtain the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due. Management has no formal plan in place to address this concern but considers that the Company will be able to obtain additional funds by equity financing and/or related party advances. However, there is no assurance of additional funding being available.

Summary of Significant Accounting Policies	11 Months Ended
Jun. 06, 2011
Summary of Significant Accounting Policies
Note 2	Summary of Significant Accounting Policies

The consolidated financial statements of the Company have been prepared in accordance with Canadian generally accepted accounting principles and are stated in US dollars. Differences with respect to accounting principles generally accepted in the United States of America are described in Note 13. Because a precise determination of many assets and liabilities is dependent upon future events, the preparation of financial statements for a period necessarily involves the use of estimates, which have been made using careful judgment. Actual results may differ from these estimates.

The consolidated financial statements have, in management’s opinion, been properly prepared within reasonable limits of materiality and within the framework of the significant accounting policies summarized below:

a)	Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries:

Creator Capital (Nevada) Inc., (formerly Sky Games International Corp.) (a Nevada corporation); and Creator Island Equities Inc. (a British Columbia corporation).

The subsidiary companies are inactive. All material inter-company accounts and transactions have been eliminated on consolidation.

b)	Equipment

Equipment is recorded at cost. Equipment is depreciated over its estimated useful life using the following methods:

Computer equipment	3 years straight-line
Furniture	5 years straight-line
Website	8 years straight-line

Additions are depreciated at one-half rate during the year of acquisition.

c)	Website Development Costs

Website development costs relate to costs incurred to develop a website and meet the criteria for deferral. The costs are being amortized over the estimated life of the website are subject to an annual impairment assessment.

d)	Financial Instruments

The carrying value of the Company’s financial instruments, consisting of cash, accounts receivable, accounts payable and accrued liabilities, accrued dividends payable and notes payable approximate their fair value due to the short-term maturity of such instruments. Unless otherwise noted, it is management’s opinion that the Company is not exposed to significant interest or currency risk arising from these financial instruments. For accounts receivable, the Company estimates, on a continuing basis, the probable losses and provides a provision for losses based on the estimated realizable value.

e)	Basic and Diluted Loss Per Share

Basic loss per share (“LPS”) is calculated by dividing loss applicable to common shareholders by the weighted average number of common shares outstanding for the year. Diluted LPS reflects the potential dilution that could occur if potentially dilutive securities are exercised or converted to common stock. The dilutive effect of options and warrants and their equivalent is computed by application of the treasury stock method and the effect of convertible securities by the “if converted” method. Fully diluted amounts are not presented when the effect of the computations are anti-dilutive due to the losses incurred. Accordingly, there is no difference in the amounts presented for basic and diluted loss per share.

f)	Revenue Recognition

The Company recognizes revenues when the following criteria are met: persuasive evidence of an agreement exists, shipment has occurred, the price to the buyer is fixed and determinable, and collection is reasonably assured.

Revenue for Sky Play is recognized each month upon invoicing.

g)	Foreign Currency Translation

The Company’s functional currency is the United States dollar. Monetary assets and liabilities are translated into the functional currency at the exchange rate in effect at the end of the year. Non-monetary assets and liabilities are translated at the exchange rate prevailing when the assets were acquired or liabilities assumed. Revenues and expenses are translated at the rate approximating the rate of exchange on the transaction date. All exchange gains and losses are included in the determination of net loss for the year.

h)	Impairment of Long-lived Assets

Long-lived assets and intangibles held and used by the Company are reviewed for possible impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If changes in circumstances indicate that the carrying amount of an asset that an entity expects to hold and use may not be recoverable, future cash flows expected to result from the use of the asset and its disposition must be estimated. If the undiscounted value of the future cash flows is less than the carrying amount of the asset, impairment is recognized.

i)	Stock-based Compensation

CCL records a compensation cost attributable to all stock options granted at fair value at the grant date,. The Black-Scholes valuation model is used and the cost is expensed over their vesting period, with a corresponding increase to the equity account, Additional Paid-in Capital. Upon exercise of the share purchase options, the consideration paid by the option holder, together with the amount previously recognized in the Additional Paid-in Capital, is recorded as an increase to Share capital.

The Black Scholes option valuation model requires the input of highly subjective assumptions, including price volatility, if any. Changes in these assumptions can materially affect the fair value estimate.

j)	Change in Accounting Policy

On January 1, 2007, CCL adopted the CICA Handbook Sections:

#1530 – Comprehensive Income #3251 – Equity
#3855 – Financial Instruments – Recognition and Measurement
#3861 – Financial Instruments – Disclosure and Presentation
#3865 – Hedges.

Section 1530 establishes standards for reporting and presenting comprehensive income, which is defined as the change in equity from transactions and other events form non-owner sources. Other comprehensive income refers to items recognized in comprehensive income that are excluded from net income calculated in accordance with Canadian generally accepted accounting principles.

Section 3855 prescribes when a financial asset, liability or non-financial derivative is to be recognized on the balance sheet and at what amount, requiring fair value or cost-based measures under difference circumstances. Financial instruments must be classified into one of these five categories:

-	Held for trading

-	Held to maturity

-	Loans and receivables

-	Available for sale financial assets

-	Other financial liabilities

All financial instruments, including derivatives, are measured in the balance sheet at fair value, except for loans and receivables, held to maturity investments and other financial liabilities, which are measured at amortized cost. Subsequent measurement and changes in fair value will depend on their initial classification, as follows:

- Held for trading financial assets are measured at fair value, and changes in fair value are recognized in net earnings;

- available for sale financial instruments are measured at fair value, with changes in fair value recorded in other comprehensive income until the investment is derecognized or impaired at which time the amounts would be recorded in net earnings.

Under adoption of these new standards, CCL designated its accounts receivable as loans and receivable, and accounts payable and accrued liabilities as other financial liabilities, which are measured at amortized cost.

Section 3861 establishes standards for presentation of financial instruments and non-financial derivatives and identifies the information that should be disclosed about them. Under the new standards, policies followed for periods prior to the effective date generally are not reversed and, therefore, the comparative figures have not been restated.

Section 3865 describes when and how hedge accounting can be applied as well as the disclosure requirements. Hedge accounting enables the recording of gains, losses, revenue and expenses form derivative financial instruments in the same period as for those related to the hedged item.

The adoption of these Handbook Sections had no impact on opening deficit.

k) On June 1, 2007 the Emerging Issues Committee of the CICA issued Abstract No. 166, Accounting Policy Choice for Transaction Costs (“EIC-166”). This EIC address the accounting policy choice of expensing or adding transaction costs related to the acquisition of financial assets and financial liabilities that are classification as other than held for tranding. Specifically, it requires that the same accounting policy choice be applied to all similar financial instruments classified as other than held for trading, but permits a different policy choice for financial instruments that are not similar. The Company has adopted EIC-166 effective December 31, 2007, and requires retroactive application to all transaction costs accounted for in accordance with CICA Handbook Section 3855, Financial Instruments – Recognition and Measurement. The Company has evaluated the impact of EIC-166 and determined that no adjustments are currently required.

l)	Accounting Changes

In July 2006, the Accounting Standards Board (“AcSB”) issued a replacement of The Canadian Institute of Chartered Accountants’ Handbook (“CICA Handbook”) Section 1506, Accounting Changes. The new standard allows for voluntary changes in accounting policy only when they result in the financial statements providing reliable and more relevant information, requires changes in accounting policy to be applied retrospectively, unless doing so is impracticable, requires prior period errors to be corrected retrospectively and calls for enhanced disclosures about the effects of changes in accounting policies, estimates and errors on the financial statements. The adoption of Section 1506 did not have a material impact on the 2007 financial statements.

m)	Capital Disclosures and Financial Instruments – Disclosures and Presentation

On December 1, 2006, the CICA issued three new accounting standards:

-	Section 1535, Capital Disclosures
-	Section 3862, Financial Instruments – Disclosures
-	Section 3863, Financial Instruments – Presentation

These standards are effective for interim and annual financial statements for the Company’s reporting period beginning on December 1, 2007.

Section 1535 specifies the disclosure of:

i)	an entity’s objectives, policies and processes for managing capital
ii)	quantitative data about what the entity regards as capital
iii)	whether the entity has complied with any capital requirements; and
iv)	if it has not complied, the consequences of such non-compliance

The new Sections 3862 and 3863 replace Section 3861, Financial Instruments – Disclosure and Presentation, revising and enhancing its disclosure requirements, and carrying forward unchanged its presentation requirements. These new sections place increased emphasis on disclosures about the nature and extent of risks arising from financial instruments and how the entity manages those risks.

n)	Financial Statement Concepts

Effective January 1, 2009 the Company adopted the amendments to the guidelines of CICA Handbook Section 1000. It has been amended to focus on the capitalization of costs that meet the definition of an asset and de-emphasizes the matching principle. The revised requirements are effective for annual and interim financial statements relating to fiscal years beginning on or after October 1, 2008. Accordingly, the Company adopted the new standards for the fiscal year beginning January 1, 2009.

o)	Goodwill and Intangible Assets

The Canadian Accounting Standards Board (“AcSB”) issued CICA Handbook Section 3064 which replaces Section 3062, “Goodwill and Other Intangible Assets”, and also replaces Section 3450, “Research and Development Costs”. Section 3064 establishes standards for the recognition, measurement, presentation and disclosure of goodwill subsequent to its initial recognition and of intangible assets. The Standards in Section 3062 remain unchanged. The Section 3064 applies to annual and interim financial statements relating to fiscal years beginning on or after October 1, 2008. Accordingly, the Company adopted the new standards for the fiscal year beginning January 1, 2009

The Company is currently assessing the impact of these new accounting standards on its financial statements.

p)	International Financial Reporting Standards (“IFRS”)

In 2006, AcSB published a new strategic plan that will significantly affect financial reporting requirements for all reporting Companies, including this Company. The AcSB strategic plan outlines the convergence of Canadian GAAP with IFRS over an expected five year transitional period. In February, 2008, the AcSB announced that the year 2011 is the changeover year for publicly-listed companies to use IFRS, replacing Canadian GAAP. The date is for interim and annual financial statements relating to fiscal years beginning on or after January 1, 20011. The transition date of January 1, 2011 required the restatement of comparative purposes of amounts reported by the Company for the year ended December 31, 2011.

Equipment	11 Months Ended
Jun. 06, 2011
Equipment

Note 3	Equipment

During the year ended December 31, 2008 the values of all capital assets were impaired, writing their values down to $nil. As these assets were fully amortized, the write down had no impact on the consolidated statement of operations.

June 30, 2011
		Cost		Accumulated Amortization		Net
Computer equipment	$	nil	$	nil	$	nil
Furniture and fixtures		nil		nil		nil
Website		nil		nil		nil
	$	nil	$	nil	$	nil

June 30, 2010
		Cost		Accumulated Amortization		Net
Computer equipment	$	nil	$	nil	$	nil
Furniture and fixtures		nil		nil		nil
Website		nil		nil		nil
	$	nil	$	nil		$—

June 30, 2009
		Cost		Accumulated Amortization	Net
Computer equipment	$	nil	$	nil	$—
Furniture and fixtures		nil		nil	—
Website		nil		nil	—
	$	nil	$	nil	$—

Notes Payable	11 Months Ended
Jun. 06, 2011
Notes Payable

Note 4	Notes Payable

	June 30, 2011	December31, 2010
Unsecured, bearing interest at the 1-year Treasury yield rate	$42,213	$43,322
Unsecured interest bearing at 10% per annum	76,739	50,270
Unsecured interest bearing at 10% per annum, related party,	35,935	35,935
Unsecured, non-interest bearing	20,000	20,000
Unsecured, non-interest bearing	41,000	41,000

	$215,887	$190,527

These notes are past due and, consequently, are classified as current liabilities.

Capital Stock	11 Months Ended
Jun. 06, 2011
Capital Stock

Note 5	Capital Stock

The Class A preference shares are non-voting and are convertible at any time into common shares at the option of the holder. Dividends on the Class A preference shares are cumulative and payable quarterly at an annual dividend rate of 9%. The Company, at its option, may redeem the Class A preference shares, in whole or in part, at any time and from time to time, at a redemption price of $1,000 per share plus any accrued and unpaid dividends thereon. The Company is not required to redeem the Class A preference shares.

In 1997, the Company exchanged a promissory note in the amount of $2,737,000 for 2,737 Class A preference shares at $1,000 per share. In 1998, the Company redeemed 500 of the Class A preference shares at their redemption price of $1,000 per share. As of December 31, 2011 and 2010, 2,237 Class A Preference Stock remained outstanding.

Dividends on the Class A preference shares for the years ended December 31, 2010, 2009 and 2008 were $538,729, $463,837, and $425,131, respectively. For the First Fiscal Three Month Quarter ended March 31, 2011 the accrued Dividends recorded was $141,664. For the Fourth Fiscal Three Month Quarter ended December 31, 2010 the accrued Dividends recorded was $148,320 They remain unpaid and are in arrears.

During the year ended December 31, 2007, CCL restated the presentation of the Class A Preferred shares In accordance with CICA 3861. CICA 3861 covers “Financial Instrument – Disclosure and Presentation”. It dictates the reclassification from Equity to Current Liability of the Class A Preferred Shares, and their paid in capital totaling $2,237,421. On the Balance sheet this has been added to the Current Liability of Accrued dividends. The Preferred shares have the contractual obligation to either delivered a fixed amount or settle the obligation be delivering its out equity instrument. This they meet the definition of a financial liability. This is where the Canadian Generally Accepted Accounting Principals differ from those of the United States of America.

In 1997, the Company issued Series A and Series B Class B convertible preference shares which are convertible into common shares of the Company. Dividends are cumulative and may be paid, at the option of the Company and with prior notice, in additional common shares at an annual dividend rate of 8%. As of December 31, 2002, all Series A and Series B Class B convertible preference shares as well as cumulative dividends related thereto have been converted into common shares.

On April 30, 1997, the Company entered into a Consulting Agreement, whereby the Company issued 586,077 common shares as consideration for consulting services. During March 2001, the consulting entity informed the Company that consulting services were not provided and offered to annul the Consulting Agreement and return the shares to the Company for cancellation. The Company accepted this offer and the common shares are to be returned to Treasury. As of March 31st, 2007, these shares have yet to be returned.

At December 31, 2006, Nil (2005: 3,525,000) common shares were held in escrow by the Company’s transfer agent. The escrow agreement relating to these shares expired in a prior year. On February 13, 2006, these shares were returned to Treasury.

By agreements dated March 7, 2006, the Company issued 484,000 common shares at $0.25 to settle accounts payable of $121,000 ( $100,769 included in accounts payable at December 31, 2005) and 299,328 common shares at $0.25 to settle dividends payable outstanding at December 31, 2005, of $74,833.

Stock Options	11 Months Ended
Jun. 06, 2011
Stock Options

Note 6	Stock Options

On April 6, 2007, the Company granted 6,950,000 stock options to directors, officers, and consultants at a price of $0.25 per share expiring on April 6, 2012. No stock options were exercised during the Period. The following table summarizes the continuity of the Company’s stock options:

	Number of options	Weighted average exercise price $
Outstanding, December 31, 2006	440,000	0.59
Granted	6,950,000	0.25
Expired	(10,000)	3.69
Outstanding, December 31, 2007	7,380,000	0.27
Expired	(10,000)	3.69
Outstanding, December 31, 2008	7,370,000	0.26
Expired	(420,000)	0.46
Outstanding, December 31, 2009	6,950,000	0.25
Expired	0	0.00
Outstanding, December 31, 2010	6,950,000	0.25

Additional information regarding stock options outstanding as at December 31, 2009 is as follows:

	Outstanding and exercisable
Range of exercise prices $	Number of shares	Weighted average remaining contractual life (years)	Weighted average exercise price $
0.25	6,950,000	2.26	0.25

During the year ended December 31, 2007, the Company recorded stock-based compensation of $320,395, of which $242,025 was recorded as consulting fees and $78,370 recorded as general and administrative expenses. The fair value of the stock options granted during the year ended December 31, 2007 was estimated using the Black-Scholes option pricing model assuming no expected dividends and the following weighted average assumptions:

2007
Risk-free interest rate	3.43%
Expected life (in years)	5
Expected volatility	184%

Contingency	11 Months Ended
Jun. 06, 2011
Contingency

Note 7	Contingency

On November 27, 2006, the Company was named as a defendant in a lawsuit whereby the plaintiffs were claiming damages against the Company with respect to investments totaling $339,488 that the plaintiffs had invested in a California company affiliated with ETV that had no contractual relationship with the Company. The plaintiffs were seeking compensatory damages of $1,018,464 as well as related attorney’s fees. The Company filed a motion to dismiss for lack of personal jurisdiction during 2006.

On August 9, 2007, the court denied the Company’s motion to dismiss for the reason that the Company’s contacts with the State of Texas were sufficient for the court to assert specific personal jurisdiction over them.

On March 9, 2009, the case was called to trial before a jury. The jury heard the evidence and returned a verdict in favor of Creator Capital Ltd. The Plaintiffs were entitled to receive nothing from Creator Capital and the court has accepted the verdict of the jury. On April 16, 2009 the Court Issued the Judgment confirming to the verdict of the jury. After the judgment was signed, the Plaintiffs had the opportunity to appeal. The appeal period has expired.

Income Taxes	11 Months Ended
Jun. 06, 2011
Income Taxes
Note 8	Income Taxes

As a Bermuda exempted company, the Company is exempt from income tax filing requirements in Bermuda. Prior to 1999, the Company operated in the U.S. as a branch of a foreign corporation. Currently, the Company is represented in Canada by a Director who provides Corporate Services.

The tax effect (computed by applying the Canadian federal and provincial statutory rate) of the significant temporary differences, which comprise future tax assets and liabilities, are as follows:

	2010 $	2009 $	2008 $
Canadian statutory income tax rate	28.50%	30.00%	31.00%
Income tax recovery at statutory rate	177,000	155,000	181,000
Tax effect of:
Permanent differences and other	—	—	—
Foreign income tax other than Canadian statutory rate	(157,000)	(141,000)	(162,000)
Change in enacted tax rates	—	—	(2,000)
Change in valuation allowance	(20,000)	(14,000)	(17,000)
Income tax provision	—	—	—

The significant components of future income tax assets and liabilities are as follows:

	2010 $	2009 $
Future income tax assets
Non-capital losses carried forward	116,000	96,000
Valuation allowance	(116,000)	(96,000)
Net future income tax asset	—	—

The Company has estimated accumulated non-capital losses of $371,000 which may be carried forward to reduce taxable income in future years. As at December 31, 2010, the Company is in arrears on filing its statutory corporate income tax returns and the amounts presented above are based on estimates. The actual losses available could differ from these estimates.

Related Party Transactions	11 Months Ended
Jun. 06, 2011
Related Party Transactions

Note 9	Related Party Transactions

A company controlled by management of the Company provides consulting services to the Company. During the six months year-to-date period ended June 30, 2011, the Company incurred $21,000 ( $21,000 for the same period in 2010) in consulting fees and $903 ( $903 for the same period in 2010) in expense reimbursements. During the three months First Fiscal Quarter period ended March 31, 2011, the Company incurred $10,500 ( $10,500 for same period in 2010) in consulting fees and $451 ( $451 for same period in) in expense reimbursements. Included in the Account Payable accounts is $138,718 representing outstanding fees and reimbursements.

A company controlled by management of the Company formerly provided consulting services and incurred expense reimbursements. Included in the Accounts Payable account is $71,914 representing outstanding fees and reimbursements.

A company controlled by management of the Company provides accounting and administrative services to the Company. During the six months year-to-date period ended June 30, 2011 the Company incurred $15,000 ( $14,500 for the same period in 2010) for such accounting and administrative services, and $4366 ( $4,112 for the same period in 2010) in expense reimbursements. During the three months First Fiscal Quarter period ended March 31, 2011, the Company incurred $6,000 ( $6,000 for same period in 2010) for such accounting and administrative services, and $2,167 ( $2,036 for same period in 2010) in expense reimbursements. Included in the Account Payable accounts is $131,610 representing outstanding fees and reimbursements.

Economic Dependence	11 Months Ended
Jun. 06, 2011
Economic Dependence

Note 10	Economic Dependence

During the six months year-to-date period ended June 30, 2011, one customer accounted for 100.0%, of total sales. For the six three months year-to-date period ended June 30, 2010, two customers accounted for for 76.0% and 21.0%, respectively, of total sales.

During the three months Second Fiscal Quarter period ended June 30, 2011, one customer accounted for 100.00%, respectively, of total sales. During the three months Second Fiscal Quarter period ended June 30, 2010, two customers accounted for 60.7% and 29.3%, respectively, of total sales.

Segmented Information	11 Months Ended
Jun. 06, 2011
Segmented Information

Note 12	Segmented Information

For the six months year-to-date period ended June 30, 2011 and for the three month Second Fiscal Quarter period ended March 31, 2011 the details of identifiable revenues by geographic segments are as follows:

	June 30, 2011	March 31, 2010
Asia	$0	$0
Middle East	5,250	3,500

Total Revenues per Quarter Period	$5,250	$3,500

Differences Between International Financial Reporting Standards	11 Months Ended
Jun. 06, 2011
Differences Between International Financial Reporting Standards

Note 13	Differences Between International Financial Reporting Standards and the United States of America

The financial statements have been prepared in accordance with the International Financial Reporting Standards (”IFRS”), which differ in certain respects with those principles and practices that the Company would have followed had its financial statements been prepared in accordance with accounting principles and practices generally accepted in the United States of America (“US GAAP”).

Derivative Liabilities

Preferred Shares

Under IFRS, the Company’s Class A preferred shares and accrued dividends payable thereon are classified as a financial liability because the Company has the contractual obligation to either deliver a fixed amount or settle the obligation by delivering its own equity instrument. Under U.S. GAAP, effective June 30, 2001, the Company was required to bifurcate the conversion feature of the preferred shares as a derivative liability pursuant to the provisions of ASC Topic 815, “Derivatives and Hedging”. In accordance with these provisions, the Company calculated the fair value of the derivative liability as at June 30, 2001, the effective date of ASC 815, and re-measured its fair value at each subsequent financial statement date with the changes in fair value recorded in the Company’s statement of operations. The discount resulting from bifurcating the derivative liability from the preferred shares was fully accreted by a charge to shareholders’ equity on the initial date of the measurement of the derivative liability. Under U.S. GAAP, for financial statement presentation purposes, the balance of the preferred shares is reflected on the balance as temporary equity because the ability to issue common shares in the event of a preferred share conversion is not within the control the Company. Since the Company has no retained earnings, the dividends would be a charge to additional paid-in capital and not accumulated deficit under U.S. GAAP. The dividend is included in the calculation of earnings (loss) per share.

Stock Options

Under IFRS, the Company records the fair value of its stock option grants as stock-based compensation along with a corresponding increase to additional paid-in capital. Under U.S. GAAP, pursuant to the provisions of ASC 815, the Company is required to classify its outstanding stock options as liabilities; representing the fair value of the obligation should the Company be required to settle the exercise of options in cash for failure to have sufficient authorized common shares to issue. The fair value of the stock options is periodically re-measured at each financial statement date for the duration that the options are outstanding. As a result, the Company has determined the fair value of the options as at December 31, 2010 to be $34,750 (2009 - $2,629).

United States of America Accounting Standards	11 Months Ended
Jun. 06, 2011
United States of America Accounting Standards

Note 14	United States of America Accounting Standards

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes”. The interpretation clarifies the accounting for uncertainty in income taxes recognized in a company’s financial statements in accordance with Statement of Financial Accounting Standards No. 109, “Accounting for Income Taxes”. Specifically, the pronouncement prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The interpretation also provides guidance on the related derecognition, classification, interest and penalties, accounting for interim periods, disclosure and transition of uncertain tax position. The interpretation is effective for fiscal years beginning after December 15, 2006. The adoption of FIN 48 is not expected to have a material impact on the Company’s consolidated financial position, results of operations or cash flows; however, the Company is still analyzing the effects of FIN 48.

In September 2006, the FASB issued SFAS No. 157, “Fair Value Measurements”. This Statement defines fair value as used in numerous accounting pronouncements, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosure related to the use of fair value measures in financial statements. The Statement is to be effective for the Company’s financial statements issued in 2008; however, earlier application is encouraged. The Company is currently evaluating the timing of adoption and the impact that adoption might have on its financial position or results of operations.

In September 2006, the Securities and Exchange Commission (“SEC”) issued Staff Accounting Bulletin No. 108 (“SAB 108”). Due to diversity in practice among registrants, SAB 108 expressed SEC staff views regarding the process by which misstatements in financial statements are evaluated for purposes of determining whether financial statement restatement is necessary. SAB 108 is effective for fiscal years ending after November 15, 2006, and early application is encouraged. The Company does not believe SAB 108 will have a material impact on its financial position or results from operations.

In December 2006, the FASB issued FASB Staff Position (“FSP”) EITF 00-19-2, “Accounting for Registration Payment Arrangements”. This FSP specifies that the contingent obligation to make future payments or otherwise transfer consideration under a registration payment arrangement should be separately recognized and measured in accordance with FASB No. 5, “Accounting for Contingencies”. This FSP is effective immediately for registration payment arrangements and the financial instruments subject to those arrangements that re entered into or modified subsequent to December 31, 2006. For registration payment arrangements and financial instruments subject to those arrangements that were entered into prior to December 31, 2006, the guidance in the FSP is effective January 1, 2006 for the Company. The Company does not believe that this FSP will have a material impact on its financial position or results from operations.

On February 15, 2007, the FASB issued SFAS No. 159 “The Fair Value Option for Financial Assets and Financial Liabilities”. This Statement establishes presentation and disclosure requirements designed to facilitate comparisons between companies that choose different measurement attributes for similar types of assets and liabilities. SFAS No. 159 is effective for the Company’s financial statements issued in 2008. The Company is currently evaluating the impact that the adoption of SFAS No. 159 might have on its financial position or results of operations.

In June 2009, the Financial Accounting Standards Board (“FASB”) issued guidance now codified as FASB Accounting Standards Codification (“ASC”) Topic 105, “Generally Accepted Accounting Principles” as the single source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with U.S. GAAP, aside from those issued by the SEC. ASC 105 does not change current U.S. GAAP, but is intended to simplify user access to all authoritative U.S. GAAP by providing all authoritative literature related to a particular topic in one place. The adoption of ASC 105 did not have a material impact on the Company’s consolidated financial statements, but did eliminate all references to pre-codification standards.

In May 2009, FASB issued ASC 855, Subsequent Events, which establishes general standards of for the evaluation, recognition and disclosure of events and transactions that occur after the balance sheet date. Although there is new terminology, the standard is based on the same principles as those that currently exist in the auditing standards. The standard, which includes a new required disclosure of the date through which an entity has evaluated subsequent events, is effective for interim or annual periods ending after June 15, 2009. The adoption of ASC 855 did not have a material effect on the Company’s consolidated financial statements.

The Company has implemented all new accounting pronouncements that are in effect and that may impact its financial statements and does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its consolidated financial statements

Non-cash Transactions	11 Months Ended
Jun. 06, 2011
Non-cash Transactions
Note 15	Non-cash Transactions

Investing and financing activities that do not have a direct impact on current cash flows are excluded from the statements of cash flows. However, the accrued Dividends Payable on the re-categorized Preferred Shares are included. During the Six month year to date Quarter ended June 30, 2011, the Company recognized preferred share dividends payable of $266,310 (for the same period during 2010: $256,819).

During the three month Second Quarter ended June 30, 2011, the Company recognized preferred share dividends payable of $144,646 (for the same period during 2010: $130,117).

Management of Capital	11 Months Ended
Jun. 06, 2011
Management of Capital

Note 17	Management of Capital

The Company’s objectives when managing capital are to safeguard its ability to continue as a going concern, to pursue the development of its business and to maintain a flexible capital structure which optimizes the cost of capital within a framework of acceptable risk. In the management of capital, the Company includes the components of stockholders’ deficiency and preferred shares.

The Company manages the capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets. To maintain or adjust its capital structure, the Company may issue new shares, issue new debt, acquire or dispose of assets or adjust the amount of. As at June 30, 2011, with the exception of short-term loans, the Company has not entered into any debt financing.

The Company is dependent on the related parties’ ability to provide capital and the existing sales to customers as its source of operating capital and the Company’s capital resources are largely determined by the strength of the airline market and by the status of the Company’s projects in relation to these markets, and its ability to compete for investor support of its projects. The Company’s primary target market includes the Asian and Pacific Rim airlines.

The Company is not subject to any external capital requirements.

Financial Instruments	11 Months Ended
Jun. 06, 2011
Financial Instruments

Note 18	Financial Instruments

Foreign Exchange Risk

Foreign exchange risk is the risk that the fair value of future cash flows will fluctuate as a result of changes in foreign exchange rate. As at June 30, 2011, and as in all past fiscal periods, all of the Company’s cash is held in US dollars, the Company’s functional currency. The Company has no significant currency risk associated with its operations.

Credit Risk

Credit risk is the risk that one party to a financial instrument will cause a financial loss for the other party by failing to discharge an obligation. The Company’s cash and receivables are exposed to credit risk. The Company reduces its credit risk on cash by placing these instruments with institutions of high credit worthiness. The Company reduces its credit risk on accounts receivables by monitoring all accounts frequently. As at June 30, 2011, the Company is not exposed to any significant credit risk.

Interest Rate Risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. Included in the loss for the period in the financial statements is interest income on US dollar cash. As at June 30, 2011, the Company’s cash is subject to or exposed to interest rate risk, however, this risk is not significant.
Liquidity Risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting obligations associated with financial liabilities. The Company manages liquidity risk by maintaining sufficient cash balance to enable settlement of transactions on the due date. Accounts payable and accrued liabilities are current. Primarily the Company addresses its liquidity through its close relationship with its related parties, and secondarily, through equity financing obtained through the sale of common shares and the exercise of stock options.

Subsequent Events

Subsequent to the end of the Quarter, June 30, 2011 there were no subsequent events. The Company has yet to complete the filing for submission to FINRA. It is upon the approval of the filing that FINRA will affect the name change as approved at the October 1, 2010 Annual General Meeting.